STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
STOCK-BASED COMPENSATION
Schedule of activity under the Plans

			Weighted-average
		Weighted-average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding at January 1, 2024	14,810	$22.40	5.2
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2024	14,810	22.40	4.2
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2025	14,810	$22.40	3.2
Vested and exercisable at December 31, 2024	14,810	$22.40	4.2
Vested and exercisable at December 31, 2025	14,810	$22.40	3.2